UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4748

DREYFUS PREMIER FIXED INCOME FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	4/30/04

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier
Core Bond Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Premier
Core Bond Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Core Bond Fund covers the six-month period from November 1, 2003, through April 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E. Thunelius, portfolio manager and Director of the Dreyfus Taxable Fixed Income Team that manages the fund.

Positive economic data continued to accumulate during the reporting period, as consumers, flush with extra cash from federal tax refunds and mortgage refinancing, continued to spend. At the same time, recent evidence of stronger job growth supports the view that corporations have become more willing to spend and invest. As a result, fixed-income investors have apparently grown concerned that long-dormant inflationary pressures could resurface.

Although our analysts and portfolio managers work hard to identify trends that may move the markets, no one can know with complete certainty what lies ahead for the U.S. economy and the bond market. As always, we encourage you to review your investments regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportunities and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

May 17, 2004

DISCUSSION OF FUND PERFORMANCE

Gerald E. Thunelius, Director and Senior Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Core Bond Fund perform relative to its benchmark?

For the six-month period ended April 30, 2004, the fund’s Class A shares achieved a -0.66% total return and distributed aggregate income dividends of $0.2755 per share, Class B shares achieved a -0.95% total return and distributed aggregate income dividends of $0.2423 per share, Class C shares achieved a -1.10% total return and distributed aggregate income dividends of $0.2204 per share and Class R shares achieved a -0.51% total return and distributed aggregate income dividends of $0.3083 per share.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Index (the “Index”), achieved a total return of 1.25% for the same period.2

Bond prices fell late in the reporting period when investors became concerned that resurgent inflationary pressures might lead to higher interest rates. In anticipation of these concerns, we had adopted a more defensive posture earlier in the reporting period.While this positioning helped the fund’s performance when the bond market became more volatile in the spring of 2004, it held back returns earlier in the reporting period, when generally weak labor markets and low inflation continued to support bond prices.

What is the fund’s investment approach?

The fund seeks to maximize total return through capital appreciation and current income. At least 80% of the fund must be invested in bonds, which include U.S.Treasury securities, U.S. government agency securities, corporate bonds, mortgage- and asset-backed securities, convertible securities and preferred stocks.The fund may invest up to 35% of its assets in bonds of below investment-grade credit quality, also known as high-yield securities. However, the fund seeks to maintain an overall portfolio credit quality of investment-grade (BBB).

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Our investment approach emphasizes:

  Fundamental economic analysis. Our review of U.S. economic conditions helps us establish the portfolio’s average duration, which is a measure of sensitivity to interest-rate changes. If interest rates appear to be rising, we will generally reduce the fund’s average duration to keep cash available for the purchase of higher-yielding securities as they become available. If interest rates appear to be declining, we may increase the fund’s average duration to lock in prevailing yields.
  Sector allocation. We allocate assets among the various sectors of the fixed-income marketplace according to their relative attractiveness under prevailing and expected economic conditions.
  Security selection. We choose individual securities according to factors that include their yields, prices, liquidity and the financial health of the issuer.

What other factors affected the fund’s performance?

The fund’s holdings of corporate bonds continued to rally during the early part of the reporting period as business conditions improved for many issuers, and the fund’s performance at the time benefited from its emphasis on corporate bonds.The fund’s holdings of U.S. government securities also performed well early in the reporting period, when the bond market gradually recovered from weakness during the summer of 2003, before the reporting period began.

As the U.S. economy gained momentum in the fall of 2003, we became increasingly concerned that long-dormant inflationary pressures might begin to resurface. In addition, corporate bond prices had risen to levels that appeared overvalued to us. Accordingly, we began to adopt a more defensive posture, reducing the fund’s overweighted position in corporate bonds and increasing the overall credit quality of its corporate holdings. To protect the fund from potentially higher interest rates, we reduced the fund’s “average duration” — a measure of sensitivity to changing interest rates — and positioned the fund for narrower yield differences among U.S. government securities of various maturities.

In hindsight, these more defensive strategies may have been premature, because bond prices generally continued to rally through the first quarter of 2004 in response to instability in Iraq and weak U.S. labor markets. In addition, yield differences among bonds of various maturities widened as longer-term yields rose and short-term yields remained anchored by the 1% federal funds rate. Because of its relatively defensive posture, the fund did not participate fully in the bond market’s strength early in the reporting period, causing its returns to lag that of the Index.

In April 2004, our earlier concerns appeared to be justified when higher energy prices and a strengthening job market suggested that inflationary pressures had begun to rise. Although the fund’s relatively conservative positioning helped protect it from the full brunt of the market’s subsequent decline,better relative performance in April was not enough to offset lagging returns from earlier in the reporting period.

What is the fund’s current strategy?

We have continued to maintain what we believe to be a relatively defensive investment posture — including a shorter than average duration and a focus on higher-quality bonds — amid rising expectations of a rate increase sometime in 2004. As of the reporting period’s end, we maintained the fund’s slightly overweight positions in the market’s more credit-sensitive sectors, including corporate bonds and mortgage-backed securities, and lighter than average positions in the more interest-rate-sensitive sectors, such as U.S.Treasury securities and U.S. government agency debentures.

May 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S.Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

STATEMENT OF INVESTMENTS
April 30, 2004 (Unaudited)
	Principal
Bonds and Notes—99.3%	Amount [a]	Value ($)

Advertising—0%
RH Donnelly Finance
Sr. Notes, 10.875%, 2012	250,000 [b]	298,750
Aerospace & Defense—.5%
General Dynamics,
Sr. Notes, 4.5%, 2010	4,929,000 [c]	4,933,490
L-3 Communications
Sr. Notes, 6.125%, 2013	500,000	500,000
		5,433,490
Agriculture—1.0%
Altria,
Notes, 7%, 2013	5,390,000 [c]	5,747,632
Bunge Ltd. Finance,
Notes, 5.875%, 2013	4,165,000	4,246,213
		9,993,845
Airlines—.4%
American Airlines,
Pass-Through Ctfs., Ser. 1999-1,
7.024%, 2009	1,993,000	2,011,858
Continental Airlines,
Pass-Through Ctfs., Ser. 1998-1,
Cl. A, 6.648%, 2017	2,342,286	2,267,518
USAir,
Enhanced Equipment Notes,
Ser. C, 8.93%, 2009	1,435,843 [d]	14,358
		4,293,734
Apparel—0%
Phillips-Van Heusen,
Sr. Notes, 7.25%, 2011	250,000 [b]	252,500
Asset-Backed Ctfs./Automotive—.6%
AmeriCredit Automobile Receivables Trust:
Ser. 2002-EM, Cl A3A, 2.97%, 2007	1,209,503	1,221,454
Ser. 2003-AM, Cl A3A, 2.37%, 2007	300,000	300,946
Capital One Auto Finance Trust,
Ser. 2003, Cl. A4, 3.18%, 2010	350,000	347,786
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4, 2.65%, 2011	475,000	467,046
MMCA Automobile Trust,
Ser. 2002-2, Cl. A3, 3.67, 2006	489,643	492,433

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Asset-Backed Ctfs./Automotive (continued)
Navistar Financial Corp. Owner Trust,
Ser. 2003-A, Cl. A4, 2.24%, 2009	875,000	863,412
Onyx Acceptance Grantor Trust,
Ser. 2003-D, Cl. A4, 3.2%, 2010	750,000	748,022
Triad Auto Receivables Owner Trust,
Ser. 2002-A, Cl. A4, 3.24%, 2009	675,000	683,510
WFS Financial Owner Trust,
Ser. 2004-1, Cl. A4, 2.81%, 2011	500,000	492,490
Whole Auto Loan Trust,
Ser. 2003-1, Cl. A3A, 1.84%, 2006	750,000	749,423
		6,366,522
Asset-Backed Ctfs./Credit Cards—1.2%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	11,322,000	12,322,378
Asset-Backed Ctfs./Equipment—.1%
Pegasus Aviation Lease Securitization,
Ser. 2001-1, Cl. A1, 1.725%, 2015	1,672,070 [b,e]	825,785
Asset-Backed Ctfs./Home Equity Loans—1.1%
Block Mortgage Finance,
Ser. 1999-1, Cl. A4, 6.6%, 2030	1,040,552	1,065,793
CIT Group Home Equity Loan Trust,
Ser. 2002-1, Cl. AF4, 5.97%, 2029	900,000	919,943
Conseco Finance Securitizations:
Ser. 2000-B, Cl. AF5, 8.15%, 2031	1,442,478	1,499,511
Ser. 2000-E, Cl. A5, 8.02%, 2031	4,547,563	4,609,637
Delta Funding Home Equity Loan Trust,
Ser. 2002-2, Cl. A6F, 7.97% 2030	461,288	477,713
Residential Asset Mortgage Products:
Ser. 2003-RS5, Cl. AI2, 2.13%, 2024	750,000	748,300
Ser. 2003-RZ5, Cl. A2, 3.18%, 2027	575,000	577,528
The Money Store Home Equity Trust,
Ser. 1998-B, Cl. AF8, 6.11%, 2010	793,504	804,402
		10,702,827
Auto Manufacturing—2.0%
DaimlerChrysler,
Notes, 6.5%, 2013	550,000	568,312
Ford Motor,
Notes, 7.45%, 2031	4,325,000	4,228,297

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Auto Manufacturing (continued)
General Motors,
Debs., 8.375%, 2033	13,849,000 [c]	15,020,861
		19,817,470
Auto Parts—.6%
Lear,
Sr. Notes, Ser. B, 8.11%, 2009	5,283,000	6,095,261
Banking—3.6%
Banc One,
Notes, 6%, 2008	625,000	676,498
Bank of America:
Sr. Notes, 4.375%, 2010	8,100,000	7,986,997
Sr. Notes, 5.875, 2009	670,000	721,075
Deutsche Bank,
Deposit Notes, 4.85%, 2006	5,000,000	4,956,250
Dresdner Funding Trust I,
Bonds, 8.151%, 2031	3,614,000 [b]	4,165,558
Northern Rock,
Notes, 5.6%, 2008	3,000,000 [b]	2,945,625
Rabobank Capital Funding II,
Bonds, 5.26%, 2049	3,900,000 [b]	3,854,787
Sovereign Bancorp,
Sr. Notes, 10.5%, 2006	6,968,000	8,132,151
State Street Institutional Capital,
Capital Sec., Ser. A, 7.94%, 2026	1,895,000 [b]	2,082,554
SunTrust Banks,
Sr. Notes, 6.25%, 2008	750,000	816,995
Washington Mutual Capital I,
Capital Sec., 8.375%, 2027	350,000	397,773
		36,736,263
Commercial Mortgage Pass-Through Ctfs.—5.1%
Banc of America Commercial Mortgage,
Ser. 2004-2, Cl. A1, 2.764%, 2038	9,600,000	9,420,000
COMM
Ser. 2000-C1, Cl. A1, 7.206%, 2033	552,997	592,021
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 2040	5,637,963	5,844,141
Chase Commerical Mortgage Securities,
Ser. 2001-245, Cl. A1, 6.173%, 2016	2,128,278 [b,e]	2,252,591
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A1, 3.111%, 2040	11,300,000	11,165,813

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Commercial Mortgage Pass-Through Ctfs. (continued)
GS Mortgage Securities II:
Ser. 2001-LIBA, Cl. E, 6.733%, 2016	3,000,000 [b]	3,212,417
Ser. 2003-C1, Cl. A1, 2.904%, 2040	10,853,301	10,740,682
Greenwich Capital Commercial Funding,
Ser. 2003-C2, Cl. A2, 4.022%, 2036	675,000	667,517
JP Morgan Commercial Mortgage Finance,
Ser. 1998-C6, Cl. A2, 6.533%, 2030	615,107	642,105
Lehman Large Loan,
Ser. 1997-LL1, Cl. A3, 6.9%, 2034	575,000	625,061
Mortgage Capital Funding,
Ser. 1997-MC1, Cl. A3, 7.288%, 2027	519,711	549,447
PNC Mortgage Acceptance,
Ser. 2000-C1, Cl. A1, 7.52%, 2008	542,479	597,374
Structured Asset Securities, REMIC,
Ser. 1996-CFL, Cl. H, 7.75%, 2028	4,750,000	5,451,051
		51,760,220
Commercial Services—.4%
Cendant,
Notes, 6.25%, 2010	3,160,000 [c]	3,410,572
United Rentals North America,
Sr. Notes, 7%, 2014	250,000 [b]	233,750
		3,644,322
Diversified Financial Services—5.0%
American Express,
Notes, 4.875%, 2013	2,678,000	2,642,634
Boeing Capital:
Bonds, 5.8%, 2013	975,000 [c]	1,012,916
Sr. Notes, 4.75%, 2008	3,604,000 [c]	3,699,593
CIT:
Sr. Notes, 4.75%, 2010	1,655,000 [c]	1,642,735
Sr. Notes, 5%, 2014	495,000	473,710
Capital One Bank:
Notes, 4.25%, 2008	360,000	357,112
Notes, 5.75%, 2010	575,000	598,284
Sub. Notes, 6.5%, 2013	4,194,000	4,381,916
Farmers Exchange Capital,
Trust Surplus Note Securities, 7.05%, 2028	3,795,000 [b]	3,694,303
Ford Motor Credit:
Global Landmark Securities, 7%, 2013	3,819,000 [c]	3,934,315
Global Landmark Securities, 7.25%, 2011	610,000	648,213
Notes, 1.37%, 2007	4,005,000 [e]	3,924,900

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Diversified Financial Services (continued)
Fund American Cos.,
Notes, 5.875%, 2013	3,018,000	3,040,704
GMAC,
Notes, 6.875%, 2011	500,000	525,563
General Electric Capital:
Notes, Ser. A, 6.875%, 2010	690,000	776,265
Sr. Notes, Ser. A, 4.25%, 2010	4,774,000	4,676,921
Goldman Sachs:
Bonds, 5.15%, 2014	3,810,000	3,714,807
Notes, 3.875%, 2009	3,135,000 [c]	3,089,806
International Lease Finance:
Notes, 4.5%, 2008	1,628,000	1,662,774
Notes, 5.875%, 2013	820,000	857,237
JP Morgan Chase & Co.,
Sr. Notes, 4%, 2008	400,000	403,842
Jefferies,
Sr. Notes, 5.5%, 2016	3,870,000	3,746,880
MBNA,
Notes, 4.625%, 2008	500,000	505,087
Morgan Stanley,
Notes, 4.75%, 2014	300,000	280,829
National Rural Utilities Cooperative Finance,
Collateral Trust Notes, 4.375%, 2010	700,000	692,964
		50,984,310
Electric Utilities—3.4%
AES,
Sr. Notes, 9%, 2015	400,000 [b]	438,000
Centerpoint Energy,
Sr. Notes, Ser. B, 7.25%, 2010	5,263,000 [c]	5,619,384
Entergy Arkansas,
First Mortgage, 5.4%, 2018	5,000,000	4,752,715
Jersey Central Power & Light,
First Mortgage, 5.625%, 2016	1,723,000 [b]	1,709,512
Pacific Gas & Electric:
First Mortgage, 4.2%, 2011	175,000	168,155
First Mortgage, 4.8%, 2014	3,516,000	3,370,522
Peco Energy,
1st Mortgage, 3.5%, 2008	6,000,000	594,072
Public Service Co. of Colorado,
First Mortgage, 4.875%, 2013	5,963,000	5,878,826

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

Electric Utilities (continued)
SCANA,
Sr. Notes, 1.57%, 2006		3,380,000 [e]	3,384,147
Salt River Project Agricultural Improvement & Power,
Bonds, 5%, 2012		4,275,000	4,642,351
TXU Energy,
Sr. Notes, 7%, 2013		3,750,000	4,152,218
			34,709,902
Entertainment—0%
Intrawest,
Sr. Notes, 7.5%, 2013		300,000	308,250
Environmental Control—0%
Allied Waste,
Sr. Notes, 7.875%, 2013		400,000	432,000
Food & Beverages—.7%
Coca-Cola Enterprise,
Notes, 6.125%, 2011		800,000	868,482
Miller Brewing,
Notes, 4.25%, 2008		3,375,000 [b]	3,389,894
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 2029		1,150,000	1,286,918
Safeway,
Notes, 5.8%, 2012		530,000	545,346
Unilever Capital
Notes, 7.125%, 2010		450,000	515,643
			6,606,283
Foreign/Governmental—9.7%
Federative Republic of Brazil,
Bonds, 11%, 2040		5,818,000	5,439,830
Housing Finance Fund,
Bonds, 2.7%, 2038	ISK	338,000,000	4,831,215
Iceland Rikisbref,
Notes, 7.25%, 2013	ISK	7,470,000	101,911
Poland Government,
Bonds, Ser. 1013, 5%, 2013	PLN	38,632,000	8,203,279
Republic of Argentina:
Debs., 11.25%, 2004		400 [d]	105
Gtd. Bonds, Ser. L-GP, 6%, 2023		79,662,000 [d]	41,722,973
Republic of Chile,
Notes, 1.57%, 2008		9,240,000 [e]	9,263,100

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

Foreign/Governmental (continued)
Republic of Costa Rica,
Bonds, 6.548%, 2014		1,840,000	1,738,800
Republic of Peru,
Bonds, 8.375%, 2016		9,822,000	9,330,900
U.K. Treasury,
Bonds, 5%, 2014	GBP	9,830,000	17,476,360
			98,108,473
Health Care—2.9%
Alaris Medical Systems,
Sr. Notes, 7.25%, 2011		250,000	258,750
Bristol-Myers Squibb,
Notes, 5.75%, 2011		3,644,000	3,851,526
HCA:
Notes, 5.25%, 2008		4,132,000	4,137,731
Notes, 5.75%, 2014		3,170,000 [c]	3,028,460
Health Net,
Sr. Notes, 8.375%, 2011		2,350,000	2,777,888
Manor Care,
Gtd. Notes, 6.25%, 2013		4,317,000	4,462,699
Medco Health Solutions,
Sr. Notes, 7.25%, 2013		4,725,000	5,106,780
Wyeth:
Notes, 5.5%, 2013		3,461,000	3,469,161
Notes, 5.5%, 2014		2,500,000	2,496,748
			29,589,743
Manufacturing—1.5%
General Electric,
Notes, 5%, 2013		6,822,000	6,794,746
K. Hovnanian Enterprises,
Notes, 7.75%, 2013		300,000	309,750
Manitowoc,
Sr. Notes, 7.125%, 2013		250,000	262,500
Newell Rubbermaid,
Notes, 4%, 2010		170,000	162,349
Ship Finance International,
Sr. Notes, 8.5%, 2013		250,000 [b]	242,500
Tyco International:
Bonds, 6.125%, 2008		625,000	660,534
Bonds, 6.75%, 2011		455,000	491,359
Gtd. Notes, 5.8%, 2006		5,413,000	5,681,912
			14,605,650
12

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Media—2.7%
AOL Time Warner:
Notes, 6.75%, 2011	465,000	506,657
Notes, 6.875%, 2012	950,000 [c]	1,040,207
British Sky Broadcasting:
Gtd. Notes, 6.875%, 2009	2,416,000	2,674,309
Sr. Notes, 8.2%, 2009	810,000	945,774
Clear Channel Communications,
Sr. Notes, 5%, 2012	6,050,000 [c]	6,016,247
Comcast:
Sr. Notes, 5.85%, 2010	375,000	394,253
Sr. Notes, 6.5%, 2015	5,497,000	5,806,157
Cox Communications:
Notes, 3.875%, 2008	155,000	152,285
Notes, 6.75%, 2011	3,273,000	3,580,986
Dex Media,
Sr. Notes, Ser. B, 9.875%, 2009	400,000	450,500
Liberty Media,
Notes, 3.5%, 2006	450,000	451,125
Sr. Notes, 5.7%, 2013	1,230,000 [c]	1,232,037
Reader’s Digest Association,
Sr. Notes, 6.5%, 2011	200,000 [b]	203,000
Rogers Cable,
Notes, 5.5%, 2014	300,000	274,765
Shaw Communications,
Sr. Notes, 7.25%, 2011	3,489,000 [c]	3,752,057
		27,480,359
Mining & Metals—.7%
Alcoa,
Notes, 4.25%, 2007	640,000	658,020
Placer Dome,
Debs., Ser. B, 8.5%, 2045	5,700,000	6,299,138
		6,957,158
Oil & Gas—.6%
Atlantic Richfield,
Notes, 5.9%, 2009	700,000	760,584
ConocoPhillips,
Notes, 4.75%, 2012	1,350,000 [c]	1,337,473
Consolidated Natural Gas,
Sr. Notes, Ser. B, 5.375%, 2006	750,000	788,192
Petro-Canada,
Notes, 4%, 2013	2,082,000	1,888,870

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Oil & Gas (continued)
Swift Energy,
Sr. Notes, 10.25%, 2009	250,000	266,250
Transocean,
Notes, 6.625%, 2011	455,000	502,896
		5,544,265
Packaging & Containers—.1%
Owens-Brockway,
Sr. Notes, 8.75%, 2012	300,000	329,250
Silgan,
Sr. Notes, 6.75%, 2013	250,000	252,500
		581,750
Paper & Forest Products—.1%
International Paper:
Notes, 5.85%, 2012	725,000	749,711
Notes, 6.75%, 2011	350,000	385,110
		1,134,821
Property-Casualty Insurance—.5%
Allstate,
Sr. Notes, 7.875%, 2005	650,000	687,370
Chubb,
Notes, 6%, 2011	890,000	948,950
Infinity Property & Casualty,
Notes, 5.5%, 2014	260,000 [b]	251,328
Kingsway America,
Sr. Notes, 7.5%, 2014	2,640,000 [b]	2,608,645
Prudental Financial,
Sr. Notes, 3.75%, 2008	800,000	795,746
		5,292,039
Real Estate—.4%
Duke Realty,
Notes, 3.35%, 2008	600,000	592,660
EOP Operating,
Sr. Notes, 7%, 2011	825,000	916,895
iStar Financial:
Sr. Notes, 4.875%, 2009	300,000 [b]	293,625
Sr. Notes, 5.7%, 2014	2,750,000 [b]	2,622,813
		4,425,993

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Residential Mortgage Pass-Through Ctfs.—2.0%
Chase Mortgage Finance, Trust:
Ser. 1999-S3, Cl. B4, 6.25%, 2014	122,937 [b]	123,786
Ser. 1999-S6, Cl. B3, 6.25%, 2014	507,606 [b]	529,027
Ser. 1999-S6, Cl. B4, 6.25%, 2014	253,803 [b]	262,103
Ser. 1999-S13, Cl. B2, 6.5%, 2014	464,753	488,084
Ser. 2002-S8, Cl. B3, 5.4473%, 2029	277,261 [b]	268,500
Countrywide Home Loans:
Ser. 2002-J4, Cl. B3, 5.835%, 2032	366,991	359,285
Ser. 2003-18, Cl. B4, 5.5%, 2033	741,171	480,603
Harborview Mortgage Loan Trust,
Ser. 2004-4, Cl. 3A, 2.975%, 2034	9,000,000 [e]	8,977,500
MASTR Asset Securitization Trust,
Ser. 2003-1, Cl. 15B6, 5.25%, 2018	387,071 [b]	169,344
MORSERV:
Ser. 1996-1, Cl. B2, 7%, 2011	233,903	243,844
Ser. 1996-1, Cl. B3, 7%, 2011	116,951 [b]	122,027
Norwest Asset Securities,
Ser. 1999-22, Cl. B5, 6.5%, 2014	232,543 [b]	241,426
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	2,674,575 [b]	2,853,708
Residential Accredit Loans,
Ser. 1997-QS6, Cl. B1, 7.5%, 2012	183,249	194,079
Residential Funding Mortgage
Securities I, REMIC,
Ser. 1994-S5, Cl. B1, 6.5%, 2024	180,591	188,049
Washington Mutual MSC Mortgage:
Ser. 2002-MS1, Cl. CB4, 6.357%, 2032	1,702,119 [b]	1,735,480
Ser. 2002-MS4, Cl. CB4, 6.427%, 2032	1,149,488 [b]	1,180,754
Ser. 2003-MS6, Cl. CB3, 5.966%, 2033	467,381	475,420
Ser. 2003-MS6, Cl. CB4, 5.966%, 2033	267,103 [b]	258,022
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2002-9, Cl. B5, 6.25%, 2032	783,947 [b]	754,157
		19,905,198
Retail—.1%
JC Penney,
Notes, 8%, 2010	300,000	343,500
Wal-Mart Stores,
Sr. Notes, 6.875%, 2009	800,000	904,158
		1,247,658

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

State Government—.7%
State of Connecticut,
Bonds, 5%, 2010	2,850,000	3,119,354
State of Maryland,
Bonds, 5%, 2011	3,900,000	4,286,724
		7,406,078
Structured Index—3.6%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	34,550,000 [b,f]	34,221,775
DJ TRAC-X NA,
Credit Linked Trust Ctfs., 8%, 2009	2,500,000 [b,c,g]	2,443,750
		36,665,525
Technology—.8%
Amkor Technology,
Sr. Notes, 7.75%, 2013	400,000	396,000
Fairchild Semiconductor International,
Sr. Notes, 10.5%, 2009	400,000	441,500
IBM,
Sr. Notes, 4.75%, 2012	1,760,000	1,742,257
InterActive,
Notes, 7%, 2013	4,888,000	5,327,099
		7,906,856
Telecommunications—2.6%
British Telecommunications,
Notes, 8.375%, 2010	6,487,000	7,731,466
Cingular Wireless,
Sr. Notes, 5.625%, 2006	275,000	291,336
Motorola,
Sr. Notes, 8%, 2011	1,265,000	1,467,419
Qwest:
Bank Note, Ser. A, 6.5%, 2007	5,561,000 [e]	5,776,489
Bank Note, Ser. B, 6.95%, 2010	3,311,000 [e]	3,302,723
Sprint Capital:
Notes, 6%, 2007	5,447,000	5,793,631
Notes, 6.375%, 2009	350,000	376,299
TELUS,
Notes, 8%, 2011	320,000	371,700

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Telecommunications (continued)
Verizon New York,
Debs., Ser. A, 6.875%, 2012	770,000	843,493
Verizon Wireless,
Notes, 5.375%, 2006	540,000	570,164
Vodafone,
Notes, 7.875%, 2030	255,000	305,567
		26,830,287
Transportation—.2%
Puerto Rico Highway & Transportation Authority,
Bonds, 5.5%, 2012	1,685,000	1,899,281
Union Pacific,
Debs., 7.125%, 2028	500,000	551,555
		2,450,836
U.S. Government—12.2%
U.S. Treasury Bonds,
5.375%, 2/15/2031	1,929,000	1,954,906
U. S. Treasury Inflation Protection Securities,
2%, 1/15/2014	21,600,650 [h]	21,468,298
U.S. Treasury Notes,
4%, 2/15/2014	104,291,000 [c,i]	100,217,185
		123,640,389
U.S. Government Agencies—1.6%
Federal Home Loan Banks,
Bonds, Ser. 432, 4.5%, 9/16/2013	15,175,000	14,709,203
Federal National Mortgage Association,
5.25%, 1/15/2009	870,000	920,490
		15,629,693
U.S. Government Agencies/Mortgage-Backed—30.6%
Federal Home Loan Mortgage Corp.,
6%, 4/1/2014-12/1/2032	685,683	711,051
6.5%, 4/1/2029-10/1/2032	16,120,164	16,795,157
Gtd. Multiclass Mortgage Participation Cfts.,
REMIC, (Interest Only Obligation):
Ser. 2048, Cl. PJ, 7%, 4/15/2028	455,703 [j]	70,329
Ser. 2627, Cl. UI, 5%, 7/15/2023	13,425,516 [j]	1,499,442
Ser. 2640, Cl. UA, 5%, 11/15/2026	8,174,900 [j]	1,042,652

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

U.S. Government Agencies/Mortgage-Backed (continued)
Federal Home Loan Mortgage Corp.,
Gtd. Multiclass Mortgage Participation Cfts.,
REMIC, (Interest Only Obligation) (continued):
Ser. 2659, Cl. UB, 5.5%, 10/15/2021	9,409,090 [j]	1,164,569
Ser. 2708, Cl. IM, 5.5%, 8/15/2027	12,788,209 [j]	2,703,381
Ser. 2723, Cl. QI, 5.5%, 10/15/2023	16,986,396 [j]	2,152,445
Ser. 2731, Cl. PY, 5%, 5/15/2026	4,367,209 [j]	1,114,989
Ser. 2752, Cl. GM, 5%, 3/15/2026	4,000,000 [j]	999,345
Ser. 2764, Cl. IL, 5%, 12/15/2021	5,150,400 [j]	673,963
Ser. 2764, Cl. IQ, 5%, 1/15/2022	10,000,000 [j]	1,312,913
Federal National Mortgage Association:
4.5%, 10/1/2018	442,198	435,920
5%, 9/1/2017-6/1/2018	7,106,122	7,160,641
5.5%, 2/1/2033	1,950,278	1,947,860
6%, 6/1/2022-12/1/2032	8,175,960	8,380,739
6.2%, 1/1/2011	9,624,706	10,472,494
6.5%, 11/1/2008-4/1/2033	21,614,126	22,514,187
7%, 9/1/2014-11/1/2028	489,675	520,528
7.5%, 7/1/2029	396,454	424,574
REMIC Trust, Gtd. Pass-Through Ctfs:
Ser. 2002-W2, Cl. AF3, 5.127%, 2/25/2030	75,171	75,263
Ser. 2003-33, Cl. PB, 4%, 2/25/2022	800,000	810,409
(Interest Only Obligations):
Ser. 1996-70, Cl. PL, 7%, 2/25/2026	308,500 [j]	2,892
Ser. 1997-74, Cl. PK, 7%, 11/18/2027	718,235 [j]	118,670
Ser. 2002-82, Cl. IB, 5.5%, 1/25/2021	7,380,543 [j]	66,577
Ser. 2002-92., Cl. IA, 5.5%, 5/25/2031	10,481,243 [j]	900,732
Ser. 2003-13, Cl. PI, 5.5%, 2/25/2026	32,948,992 [j]	2,693,643
Ser. 2003-40, Cl. NI, 5.5%, 11/25/2028	9,193,490 [j]	1,052,070
Government National Mortgage Association I:
5.5%, 2/15/2033-2/15/2034	52,212,009	52,293,460
6%, 4/15/2029-2/15/2034	142,286,884	146,021,878
6.5%, 4/15/2029	470,499	491,963
7%, 10/15/2028	233,999	249,209
7.5%, 8/15/2029	101,252	108,814
Project Loans,
6.5%, 9/15/2033	1,175,138	1,273,724
6.8%, 4/15/2040	12,459,736	13,834,169
(Interest Only Obligation),
Ser. 2004-19, Cl. KI, 5%, 10/16/2027	22,345,361 [j]	3,002,227

		Principal
Bonds and Notes (continued)		Amount [a]		Value ($)

U.S. Government Agencies/Mortgage-Backed (continued)
Government National Mortgage Association II,
3%, 7/20/2030		1,259,036 [e]		1,254,957
3.25%, 4/20/2030		1,244,179 [e]		1,242,101
7%, 5/20/2028-7/20/2031		630,680		669,664
(Interest Only Obligation),
Ser. 2003-98, Cl. IC, 5%, 4/20/2030		4,523,700 [j]		1,425,344
				309,684,945
Total Bonds and Notes
(cost $	1,014,919,920)		1,006,671,828

Preferred Stocks—.1%		Shares		Value ($)

Mining & Metals;
Kaiser Group Holdings,
Cum., $	3.85
(cost $	406,332)	22,574		1,230,283

Common Stocks—0%

Mining & Metals;
Kaiser Group Holdings (rights)
(cost $	0)	41,691	[k,l,m]	0

Other Investments—.2%

Registered Investment Company;
Federal Government Obligation Fund
(cost $	1,813,308)	1,813,308		1,813,308

		Principal
Short-Term Investments—.9%		Amount [a]		Value ($)

Banking;
Deutsche Bank AG
5.13%, 2/13/2005
(cost $	9,500,000)	9,500,000		9,500,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—11.5%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institional Preferred Money Market Fund
(cost $	115,999,943)		115,999,943 [n]	115,999,943

Total Investments (cost $		1,142,639,503)	112.0%	1,135,215,362
Liabilities, Less Cash and Receivables			(12.0)%	(121,542,774)
Net Assets			100.0%	1,013,672,588

a Principal amount stated in U.S Dollars unless otherwise noted.

GBP—British Pound ISK—Icelandic Krona PLN—Polish Zloty

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2004, these securities amounted to $80,741,796 or 8.0% of net assets.

c	All or a portion of these securities are on loan.At April 30, 2004, the total market value of the fund’s securities on loan is $112,797,906 and the total market value of the collateral held by the fund is $115,999,943.

d	Non-income producing—security in default.
e	Variable rate security—interest rate subject to periodic change.
f	Security linked to Goldman Sachs Non-Energy—Excess Return Index.
g	Security linked to a portfolio of debt securities.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Partially held by a broker as collateral for open financial futures positions.
j	Notional face amount shown.
k	Non-income producing security.
l	The rights allow the holder to put preferred stock back to the company under certain conditions.
m	The value of these securities has been determined in good faith under the direction of the Board of Trustees.
n	Investment in affiliated money market mutual fund.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2004 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2004 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	136	15,028,000	June 2004	2,125
U.S. Treasury 30 Year Bonds	417	44,658,094	June 2004	149,906
				152,031

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $112,797,906)—Note 1(c):
Unaffiliated issuers	1,026,639,560	1,019,215,419
Affiliated issuers	115,999,943	115,999,943
Cash denominated in foreign currencies	2,593,539	2,409,295
Receivable for investment securities sold		114,080,453
Dividends and interest receivable		9,736,112
Receivable for shares of Beneficial Interest subscribed		1,659,565
Receivable for futures variation margin—Note 4		180,167
Paydowns receivable		116,613
Unrealized appreciation on swaps—Note 4		52,133
Prepaid expenses		6,715
		1,263,456,415

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		1,036,227
Cash overdraft due to Custodian		30,571,522
Liability for securities on loan—Note 1(c)		115,999,943
Payable for investment securities purchased		76,072,833
Bank note payable—Note 2		20,000,000
Payable for shares of Beneficial Interest redeemed		5,059,015
Net unrealized depreciation on forward currency exchange contracts—Note 4		250,046
Unrealized depreciation on swaps—Note 4		131,729
Payable to broker for swaps transaction—Note 4		87,921
Interest payable—Note 2		1,561
Accrued expenses		573,030
		249,783,827

Net Assets ( $)		1,013,672,588

Composition of Net Assets ($):
Paid-in capital		1,029,347,213
Accumulated undistributed investment income—net		1,250,743
Accumulated net realized gain (loss) on investments		(9,151,412)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$152,031 net unrealized appreciation on financial futures)		(7,773,956)

Net Assets ( $)		1,013,672,588
Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	602,702,206	295,375,590	87,543,017	28,051,775
Shares Outstanding	41,780,771	20,443,186	6,079,654	1,945,692

Net Asset Value Per Share ($)	14.43	14.45	14.40	14.42

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (Unaudited)
Investment Income ($):
Income:
Interest	23,009,789
Dividends:
Unaffiliated issuers	223,096
Affiliated issuers	420,553
Income from securities lending	85,811
Total Income	23,739,249
Expenses:
Management fee—Note 3(a)	3,182,197
Shareholder servicing costs—Note 3(c)	2,360,705
Distribution fees—Note 3(b)	1,089,619
Custodian fees—Note 3(c)	113,587
Trustees’ fees and expenses—Note 3(d)	56,119
Registration fees	32,649
Professional fees	30,096
Prospectus and shareholders’ reports	27,471
Interest expense—Note 2	11,892
Miscellaneous	22,511
Total Expenses	6,926,846
Investment Income—Net	16,812,403

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	32,404,803
Net realized gain (loss) on financial futures	(24,280,537)
Net realized gain (loss) on swap transactions	(1,243,810)
Net realized gain (loss) on forward currency exchange contracts	(12,007,314)
Net Realized Gain (Loss)	(5,126,858)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions (including $1,532,800 net unrealized
appreciation on financial futures)	(17,844,381)
Net Realized and Unrealized Gain (Loss) on Investments	(22,971,239)
Net (Decrease) in Net Assets Resulting from Operations	(6,158,836)

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Operations ($):
Investment income—net	16,812,403	48,975,732
Net realized gain (loss) on investments	(5,126,858)	60,368,472
Net unrealized appreciation
(depreciation) on investments	(17,844,381)	18,948,350
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,158,836)	128,292,554

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(12,280,796)	(35,093,711)
Class B shares	(4,958,596)	(11,493,659)
Class C shares	(1,331,690)	(3,377,830)
Class R shares	(227,873)	(442,862)
Net realized gain on investments:
Class A shares	(1,952,180)	—
Class B shares	(858,903)	—
Class C shares	(257,231)	—
Class R shares	(30,674)	—
Total Dividends	(21,897,943)	(50,408,062)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	74,452,583	240,559,201
Class B shares	8,506,430	46,203,737
Class C shares	7,684,440	26,212,185
Class R shares	1,645,852	4,612,833
Net assets received in connection with
reorganization—Note 1:
Class A shares	10,380,708	—
Class B shares	13,630,135	—
Class C shares	7,228,640	—
Class R shares	19,095,717	—

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	10,736,789	27,960,513
Class B shares	3,871,173	7,268,002
Class C shares	994,363	1,703,882
Class R shares	265,596	419,989
Cost of shares redeemed:
Class A shares	(212,006,621)	(595,259,891)
Class B shares	(38,005,143)	(65,242,763)
Class C shares	(19,643,918)	(42,541,937)
Class R shares	(3,910,673)	(2,278,291)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(115,073,929)	(350,382,540)
Total Increase (Decrease) in Net Assets	(143,130,708)	(272,498,048)

Net Assets ($):
Beginning of Period	1,156,803,296	1,429,301,344
End of Period	1,013,672,588	1,156,803,296
Undistributed investment income—net	1,250,743	3,237,295

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Capital Share Transactions:
Class Aa
Shares sold	5,017,515	16,496,379
Shares issued in connection with
reorganization—Note 1	719,661	—
Shares issued for dividends reinvested	725,277	1,914,902
Shares redeemed	(14,285,009)	(40,829,304)
Net Increase (Decrease) in Shares Outstanding	(7,822,556)	(22,418,023)

Class Ba
Shares sold	570,753	3,162,167
Shares issued in connection with
reorganization—Note 1	943,434	—
Shares issued for dividends reinvested	261,144	496,229
Shares redeemed	(2,561,163)	(4,446,171)
Net Increase (Decrease) in Shares Outstanding	(785,832)	(787,775)

Class C
Shares sold	519,164	1,796,600
Shares issued in connection with
reorganization—Note 1	501,789	—
Shares issued for dividends reinvested	67,246	116,769
Shares redeemed	(1,328,651)	(2,909,231)
Net Increase (Decrease) in Shares Outstanding	(240,452)	(995,862)

Class R
Shares sold	108,981	316,695
Shares issued in connection with
reorganization—Note 1	1,324,732	—
Shares issued for dividends reinvested	17,982	28,658
Shares redeemed	(264,622)	(155,336)
Net Increase (Decrease) in Shares Outstanding	1,187,073	190,017

a During the period ended April 30, 2004, 75,064 Class B shares representing $1,111,923 were automatically converted to 75,185 Class A shares and during the period ended October 31, 2003, 79,137 Class B shares representing $1,163,982 were automatically converted to 79,262 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2004		Year Ended October 31,

Class A Shares	(Unaudited)	2003	2002[a]	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	14.84	14.02	14.75	14.26	14.31	14.40
Investment Operations:
Investment income—net	.25[b]	.58[b]	.76[b]	.97	.94	.98
Net realized and unrealized
gain (loss) on investments	(.34)	.82	(.61)	.49	(.02)	(.09)
Total from Investment Operations	(.09)	1.40	.15	1.46	.92	.89
Distributions:
Dividends from
investment income—net	(.28)	(.58)	(.79)	(.97)	(.97)	(.98)
Dividends from net realized
gain on investments	(.04)	—	(.09)	—	—	—
Total Distributions	(.32)	(.58)	(.88)	(.97)	(.97)	(.98)
Net asset value, end of period	14.43	14.84	14.02	14.75	14.26	14.31

Total Return (%)	(.66)[c,d]	10.12[c]	1.05[c]	10.42[c]	6.65[c]	6.38

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	1.13[e]	1.10	1.08	.99	1.00	1.04
Ratio of interest expense
to average net assets	.00[e,f]	.00[f]	.00[f]	—	.01	.14
Ratio of net investment income
to average net assets	3.36[e]	3.93	5.32	6.56	6.60	6.80
Portfolio Turnover Rate	334.52[d,g]	823.47	617.61	516.45	576.17	284.63

Net Assets, end of period
($ x 1,000)	602,702	736,291	1,009,786	926,023	386,547	275,116

a As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 5.49% to 5.32%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation. b Based on average shares outstanding at each month end. c Exclusive of sales charge. d Not annualized. e Annualized. f Amount represents less than .01%. g The portfolio turnover rate excluding mortgage dollar roll transactions was 297.83%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2004		Year Ended October 31,

Class B Shares	(Unaudited)	2003	2002[a]	2001	2000[b]

Per Share Data ($):
Net asset value, beginning of period	14.87	14.04	14.77	14.28	14.14
Investment Operations:
Investment income—net	.21[c]	.50[c]	.69[c]	.89	.57
Net realized and unrealized
gain (loss) on investments	(.35)	.85	(.61)	.49	.14
Total from Investment Operations	(.14)	1.35	.08	1.38	.71
Distributions:
Dividends from investment income—net	(.24)	(.52)	(.72)	(.89)	(.57)
Dividends from net realized
gain on investments	(.04)	—	(.09)	—	—
Total Distributions	(.28)	(.52)	(.81)	(.89)	(.57)
Net asset value, end of period	14.45	14.87	14.04	14.77	14.28

Total Return (%)[d]	(.95)[e]	9.72	.60	9.80	7.55[f]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.57[f]	1.53	1.52	1.55	1.50[f]
Ratio of net investment income
to average net assets	2.91[f]	3.43	4.80	5.84	5.61[f]
Portfolio Turnover Rate	334.52[e,g]	823.47	617.61	516.45	576.17

Net Assets, end of period
($ x 1,000)	295,376	315,616	309,167	207,482	9,842

a As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.97% to 4.80%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.

b	From March 1, 2000 (commencement of initial offering) to October 31, 2000.
c	Based on average shares outstanding at each month end.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	The portfolio turnover rate excluding mortgage dollar roll transactions was 297.83%.

See notes to financial statements.

	Six Months Ended
	April 30, 2004		Year Ended October 31,

Class C Shares	(Unaudited)	2003	2002[a]	2001	2000[b]

Per Share Data ($):
Net asset value, beginning of period	14.82	13.99	14.72	14.23	14.14
Investment Operations:
Investment income—net	.19[c]	.47[c]	.66[c]	.85	.54
Net realized and unrealized
gain (loss) on investments	(.35)	.84	(.61)	.49	.09
Total from Investment Operations	(.16)	1.31	.05	1.34	.63
Distributions:
Dividends from investment income—net	(.22)	(.48)	(.69)	(.85)	(.54)
Dividends from net realized
gain on investments	(.04)	—	(.09)	—	—
Total Distributions	(.26)	(.48)	(.78)	(.85)	(.54)
Net asset value, end of period	14.40	14.82	13.99	14.72	14.23

Total Return (%)[d]	(1.10)[e]	9.47	.35	9.54	6.73[f]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.83[f]	1.78	1.77	1.77	1.69[f]
Ratio of net investment income
to average net assets	2.62[f]	3.22	4.59	5.58	5.11[f]
Portfolio Turnover Rate	334.52[e,g]	823.47	617.61	516.45	576.17

Net Assets, end of period ($ x 1,000)	87,543	93,638	102,377	85,819	3,829

a As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.76% to 4.59%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.

b	From March 1, 2000 (commencement of initial offering) to October 31, 2000.
c	Based on average shares outstanding at each month end.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	The portfolio turnover rate excluding mortgage dollar roll transactions was 297.83%.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2004		Year Ended October 31,

Class R Shares	(Unaudited)	2003	2002[a]	2001	2000[b]

Per Share Data ($):
Net asset value, beginning of period	14.84	14.02	14.75	14.26	14.14
Investment Operations:
Investment income—net	.21[c]	.62[c]	.81[c]	1.01	.62
Net realized and unrealized
gain (loss) on investments	(.28)	.84	(.60)	.48	.13
Total from Investment Operations	(.07)	1.46	.21	1.49	.75
Distributions:
Dividends from investment income—net	(.31)	(.64)	(.85)	(1.00)	(.63)
Dividends from net realized
gain on investments	(.04)	—	(.09)	—	—
Total Distributions	(.35)	(.64)	(.94)	(1.00)	(.63)
Net asset value, end of period	14.42	14.84	14.02	14.75	14.26

Total Return (%)	(.51)[d]	10.58	1.49	10.67	8.03[e]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.69[e]	.68	.65	.73	2.85[e]
Ratio of net investment income
to average net assets	3.54[e]	4.18	5.69	6.79	6.45[e]
Portfolio Turnover Rate	334.52[d,f]	823.47	617.61	516.45	576.17

Net Assets, end of period ($ x 1,000)	28,052	11,259	7,970	5,854	1

a As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended October 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 5.86% to 5.69%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect these changes in presentation.

b	From March 1, 2000 (commencement of initial offering) to October 31, 2000.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rate excluding mortgage dollar roll transactions was 297.83%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Core Bond Fund (the “fund”) is a separate diversified series of Dreyfus Premier Fixed Income Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

On April 30, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s shareholders, all of the assets, subject to the liabilities, of the Income Portfolio of the Bear Stearns Funds, were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B, Class C and Class Y shares of the Income Portfolio received Class A, Class B, Class C and Class R shares, respectively, of the fund,

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in each case, in an amount equal to the aggregate net asset value of their respective investment in the Income Portfolio at the time of the exchange.The fund’s net asset value on April 30, 2004 was $14.43 per share for Class A shares, $14.45 per share for Class B shares, $14.40 per share for Class C shares and $14.42 per share for Class R shares and a total of 719,661 Class A shares, 943,434 Class B shares, 501,789 Class C shares and 1,324,732 Class R shares, representing net assets of $10,380,708 Class A shares, $13,630,135 Class B shares, $7,228,640 Class C shares and $19,095,717 Class R shares (including $36,654 net unrealized depreciation on investments), were issued to the shareholders of the Income Portfolio in the exchange.The exchange was a tax free event to shareholders.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a major-

ity of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality,coupon,maturity and type;indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Swap transactions are valued daily based upon future cash flows and other factors, such as interest rates and underlying securities. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit and includes such credits in interest income.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $1,791,693 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2003. If not applied, the carryover expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2003 was as follows: ordinary income $50,408,062. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the leveraging arrangement during the period ended April 30, 2004 was approximately $1,700,000, with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund’s average daily net assets and is payable monthly.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: management fees $485,449, Rule 12b-1 distribution plan fees $169,463, shareholder services plan fees $200,246, custodian fees $64,270 and transfer agency per account fees $116,799.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2004, the Distributor retained $33,002 from commissions earned on sales of the fund’s Class A shares and $561,910 and $7,711 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2004, Class B and Class C shares were charged $756,242 and $333,377, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2004, Class A, Class B and Class C shares were charged $823,003, $378,121 and $111,126, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2004, the fund was charged $286,411 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2004, the fund was charged $113,587 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager. During the period ended April 30, 2004, the fund derived $420,553 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts and swap transactions during the period ended April 30, 2004, amounted to $3,653,079,224 and $3,798,948,064, respectively, of which $400,729,069 in purchases and $401,930,560 in sales were from dollar roll transactions:

The fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the fund sells mortgage-backed securities to a financial institution and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date, at an agreed upon price.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and is subject to change. Contracts open at April 30, 2004, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at April 30, 2004:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sales;
British Pound,
expiring 8/3/2004	9,830,000	17,198,568	17,338,548	(139,980)
Euro, expiring
8/3/2004	2,430,000	2,874,204	2,905,065	(30,861)
Poland Zloty,
expiring 8/3/2004	38,632,000	9,445,708	9,524,913	(79,205)
Total				(250,046)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in net realized gain (loss) on swap transactions in the Statement of Operations. Credit default swaps are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.The following summarizes credit default swaps entered into by the fund at April 30, 2004:

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Realized gains and losses on maturity or termination of swaps are presented in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of the counterpar-ties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At April 30, 2004, accumulated net unrealized depreciation on investments was $7,424,141, consisting of $14,868,406 gross unrealized appreciation and $22,292,547 gross unrealized depreciation.

At April 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 41

For More Information

Dreyfus Premier
Core Bond Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 0031SA0404

Dreyfus Premier
Corporate Bond Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
14	Statement of Financial Futures
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

     Dreyfus Premier Corporate Bond Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Corporate Bond Fund covers the six-month period from November 1, 2003, through April 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E. Thunelius, portfolio manager and Director of the Dreyfus Taxable Fixed Income Team that manages the fund.

Positive economic data continued to accumulate during the reporting period, as consumers, flush with extra cash from federal tax refunds and mortgage refinancing, continued to spend. At the same time, recent evidence of stronger job growth supports the view that corporations have become more willing to spend and invest. As a result, fixed-income investors have apparently grown concerned that long-dormant inflationary pressures could resurface.

Although our analysts and portfolio managers work hard to identify trends that may move the markets, no one can know with complete certainty what lies ahead for the U.S. economy and the bond market. As always, we encourage you to review your investments regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportunities and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

May 17, 2004

2

DISCUSSION OF FUND PERFORMANCE

Gerald E. Thunelius, Director and Senior Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Corporate Bond Fund perform relative to its benchmark?

For the six-month period ended April 30, 2004, the fund’s Class A shares achieved a 1.19% total return and distributed aggregate income dividends of $0.2381 per share, Class B shares achieved a 0.92% total return and distributed aggregate income dividends of $0.2029 per share, Class C shares achieved a 0.74% total return and distributed aggregate income dividends of $0.1891 per share, and Class R shares achieved a 1.32% total return and distributed aggregate income dividends of $0.2549 per share.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Credit Index, achieved a total return of 1.59% for the same period.2

Although the U.S. bond market proved to be volatile as investors reacted to reports of stronger economic growth and potential inflationary pressures, bond prices ended the reporting period only slightly lower than where they began. Gains achieved during the first five months of the reporting period were offset by weakness in April 2004, when apparently intensifying inflationary pressures caused bonds of virtually all types to decline sharply.The fund’s returns were lower than that of its benchmark, primarily due to credit-related concerns surrounding one of the fund’s holdings. In addition, the benchmark does not reflect fees and expenses to which the fund is subject.

What is the fund’s investment approach?

The fund seeks to maximize total return through capital appreciation and current income.To pursue this goal, the fund invests at least 80% of its assets in bonds issued by U.S. companies. Normally, at least 75% of the fund’s assets will be invested in bonds rated investment grade (BBB/Baa) or the unrated equivalent as determined by Dreyfus. Although the fund may invest up to 25% of its assets in lower-rated,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

high-yield bonds, we seek to maintain the fund’s average credit quality within the investment-grade range.

When choosing securities, we review each issuer’s credit quality and the current state and long-term outlook of its industry or sector. Interest-rate and liquidity conditions are also factors.

What other factors influenced the fund’s performance?

Corporate bonds continued to outperform most other types of fixed-income securities during much of the reporting period, as an improving economy created better business conditions for most issuers. In addition, because many issuers took steps to strengthen their balance sheets and cut costs during the previous economic downturn, revenue gains in the recovering economy helped fuel higher profits, making corporate securities more attractive to investors.

However, market weakness in April 2004 erased the gains achieved during the first five months of the reporting period. Bonds of virtually all types fell sharply after it was announced that a greater than expected number of jobs was created in March, leading to renewed concerns that long-dormant inflationary pressures might be resurfacing.

In this environment, we gradually adopted a more conservative investment posture, reducing the fund’s holdings of lower-rated corporate bonds in favor of higher-quality alternatives.We found such opportunities primarily among bonds of issuers in the health care, insurance and automobile sectors, and we maintained relatively light positions in the bonds of banks, paper companies, railroads and supermarkets.

The fund’s performance during the reporting period benefited from its holdings in the media, insurance and automobile sectors, some of which gained value after receiving credit-rating upgrades from one or more of the major rating agencies. For example, the fund acquired bonds issued by British satellite television company BSkyB when it was rated just below investment grade and benefited when the company’s credit rating was upgraded in December 2003. On the other

4

hand, the fund’s performance was hindered by unexpected movements in interest rates in the form of mortgage prepayments (as interest rates move lower, the ability to refinance and prepay your mortgage grows). One of our mortgage holdings went through a rapid paydown due to falling rates.

What is the fund’s current strategy?

Just days after the end of the reporting period, the Federal Reserve Board released a statement indicating that future increases in interest rates may occur “at a pace that is likely to be measured,” discarding previous language suggesting that it could be “patient” before raising rates.At the same time, a stronger labor market and higher energy and commodity prices have intensified many investors’ concerns about rising inflationary pressures.

Nonetheless, we remain optimistic about the prospects for corporate bonds, which tend to respond more to the credit quality of their issuers than to interest-rate trends. However, because of recent market volatility, we have maintained a relatively conservative investment posture, upgrading the fund’s credit quality and moving its asset mix toward proportions similar to the composition of the Lehman Index. In our view, these are prudent strategies for today’s changing market environment.

May 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Credit Index is a widely accepted, unmanaged index of publicly issued, non-convertible, dollar-denominated, investment-grade U.S. corporate and specified foreign securities, with at least $150 million par amounts outstanding and at least one year to maturity.

The Fund 5

STATEMENT OF INVESTMENTS

April 30, 2004 (Unaudited)

	Principal
Bonds and Notes—102.5%	Amount ($)		Value ($)

Aerospace & Defense—3.8%
General Dynamics,
Sr. Notes, 4.5%, 2010	23,000	[a]	23,021
Lockheed Martin,
Notes, 7.25%, 2006	100,000		108,459
Northrop Grumman,
Debs., 7.75%, 2031	50,000	[a]	58,738
Raytheon,
Notes, 6.5%, 2005	50,000		52,442
			242,660
Agriculture—2.1%
Altria:
Notes, 7%, 2005	40,000		41,928
Notes, 7%, 2013	60,000		63,981
Bunge Ltd Finance,
Notes, 5.875%, 2013	25,000		25,487
			131,396
Airlines—1.4%
American Airlines,
Pass-Through Ctfs., Ser. 1999-1,
7.024%, 2009	50,000		50,473
Continental Airlines,
Pass-Through Ctfs., Ser. 1998-1, Cl. A,
6.648%, 2017	42,587		41,228
			91,701
Auto Manufacturing—3.5%
Ford Motor,
Global Landmark Securities, 7.45%, 2031	125,000		122,205
General Motors,
Sr. Notes, 8.375%, 2033	92,000		99,785
			221,990
Automotive, Trucks & Parts—2.3%
Delphi,
Notes, 6.125%, 2004	85,000		85,000
Lear,
Sr. Notes, Ser. B, 8.11%, 2009	53,000		61,149
			146,149
Banking—4.7%
Bank of America,
Sr. Notes, 4.375%, 2010	150,000		147,907

6

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Banking (continued)
Dresdner Funding Trust I,
Bonds, 8.151%, 2031	20,000	[b]	23,052
Keycorp,
Sub. Notes, 7.5%, 2006	50,000		54,742
Sovereign Bancorp,
Sr. Notes, 10.5%, 2006	50,000		58,354
State Street Institutional Capital A,
Notes, 7.94%, 2026	12,000	[b]	13,188
			297,243
Chemicals—2.6%
Dow Chemical,
Notes, 6%, 2012	50,000	[a]	52,885
Sociedad Quimica y Minera de Chile,
Bonds, 7.7%, 2006	100,000	[b]	109,116
			162,001
Commercial Services—1.4%
Cendant,
Notes, 6.25%, 2010	12,000		12,952
WMX Technology
Notes, 7%, 2005	75,000		77,848
			90,800
Consumer Products—1.7%
Gillette,
Notes, 5.75%, 2005	100,000		104,803
Diversified Financial Services—11.7%
American Express,
Notes, 4.875%, 2013	25,000	[a]	24,670
Boeing Capital:
Bonds, 5.8%, 2013	18,000	[a]	18,700
Notes, 6.5%, 2012	50,000		54,418
Sr. Notes, 4.75%, 2008	17,000		17,451
Bombardier Capital,
Notes, 7.5%, 2004	50,000	[b]	50,862
CIT,
Sr. Notes, 4.75%, 2010	31,000		30,770
Capital One Bank,
Sub. Notes, 6.5%, 2013	38,000		39,703
Farmers Exchange Capital,
Trust Surplus Note Securities, 7.05%, 2028	40,000	[b]	38,939

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Diversified Financial Services (continued)
Ford Motor Credit:
Global Landmark Securities, 7%, 2013	25,000	[a]	25,755
Notes, 1.37%, 2007	78,000	[c]	76,440
Fund American Cos.,
Notes, 5.875%, 2013	60,000		60,451
GMAC,
Notes, 6.875%, 2011	125,000		131,391
General Electric Capital,
Sr. Notes, Ser. A, 4.25%, 2010	26,000		25,471
Goldman Sachs,
Notes, 3.875%, 2009	65,000	[a]	64,063
Jefferies,
Sr. Notes, 5.5%, 2016	25,000		24,205
MBNA,
Sr. Notes, Ser. F, 7.5%, 2012	50,000		57,475
			740,764
Electric Utilities—8.4%
Centerpoint Energy,
Sr. Notes, Ser. B, 7.25%, 2010	73,000	[a]	77,943
Dominion Resources,
Sr. Notes, Ser. B, 7.625%, 2005	50,000		53,190
Entergy Arkansas,
First Mortgage, 6.125%, 2005	100,000		104,287
Jersey Central Power & Light,
First Mortgage, 5.625%, 2016	11,000	[b]	10,914
Monongahela Power,
First Mortgage, 5%, 2006	50,000		50,938
Nisource Finance,
Notes, 3.2%, 2006	100,000		100,075
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014	23,000		22,048
SCANA,
Sr. Notes, 1.57%, 2006	30,000	[c]	30,037
TXU Energy,
Sr. Notes, 7%, 2013	75,000		83,044
			532,476
Food & Beverages—4.0%
Bottling Group,
Sr. Notes, 2.45%, 2006	100,000	[a]	99,234

8

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Food & Beverages (continued)
Miller Brewing,
Notes, 4.25%, 2008	20,000	[b]	20,088
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 2029	20,000		22,381
Tyson Foods,
Sr. Notes, 7.25%, 2006	100,000		108,276
			249,979
Foreign/Governmental—1.8%
Federative Republic of Brazil,
Bonds, 11%, 2040	125,000		116,875
Gaming & Lodging—1.6%
Park Place Entertainment,
Sr. Notes, 7%, 2004	100,000		101,125
Health Care—2.9%
Bristol-Myers Squibb,
Notes, 5.75%, 2011	17,000		17,968
HCA:
Notes, 5.25%, 2008	50,000		53,190
Notes, 7.125%, 2006	22,000	[a]	22,030
IVAX,
Sr. Sub. Notes, 4.5%, 2008	32,000		32,480
Manor Care,
Gtd. Notes, 6.25%, 2013	20,000		20,675
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	22,000		23,778
Wyeth,
Notes, 5.25%, 2013	10,000		10,024
			180,145
Manufacturing—1.7%
Tyco International,
Gtd. Notes, 5.8%, 2006	100,000		104,968
Media—4.3%
AOL Time Warner,
Notes, 6.875%, 2012	20,000	[a]	21,899
British Sky Broadcasting:
Gtd. Notes, 6.875%, 2009	13,000		14,390
Notes, 7.3%, 2006	50,000		54,838
COX Communications,
Notes, 6.75%, 2011	15,000		16,411

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Media (continued)
Clear Channel Communications,
Sr. Notes, 5%, 2012	44,000	[a]	43,755
Comcast,
Sr. Notes, 6.5%, 2015	24,000		25,350
Comcast Cable Communications,
Sr. Notes, 6.75%, 2011	50,000		54,869
Liberty Media,
Sr. Notes, 5.7%, 2013	25,000	[a]	25,041
Shaw Communications,
Sr. Notes, 7.25%, 2011	15,000		16,131
			272,684
Mining & Metals—1.8%
Alcoa,
Notes, 4.25%, 2007	15,000		15,422
Noranda,
Debs., 7%, 2005	65,000		67,790
Placer Dome,
Debs., Ser. B, 8.5%, 2045	30,000		33,153
			116,365
Oil & Gas—1.9%
ConocoPhillips,
Notes, 4.75%, 2012	25,000	[a]	24,768
Oneok,
Notes, Ser. B, 7.75%, 2005	50,000		52,357
Petro-Canada,
Notes, 4%, 2013	8,000		7,258
Valero Energy,
Notes, 7.375%, 2006	30,000		32,486
			116,869
Paper & Forest Products—1.0%
International Paper:
Debs., 5.125%, 2012	50,000		48,199
Notes, 5.85%, 2012	15,000	[a]	15,511
			63,710
Pipelines—.9%
ANR Pipeline,
Notes, 8.875%, 2010	50,000		55,500

10

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Property-Casualty Insurance—1.8%
CNA Financial,
Notes, 6.5%, 2005	20,000		20,706
Chubb,
Notes, 6%, 2011	15,000		15,994
Kingsway America,
Sr. Notes, 7.5%, 2014	25,000	[b]	24,703
Liberty Mutual Insurance,
Notes, 7.875%, 2026	50,000	[b]	54,381
			115,784
Real Estate Investment Trusts—2.3%
EOP Operating,
Sr. Notes, 7%, 2011	30,000		33,342
Oasis Residential,
Notes, 7.25%, 2006	50,000		54,319
Simon Property,
Notes, 6.875%, 2006	50,000		54,733
			142,394
Retail—1.7%
Dillard’s,
Notes, 6.43%, 2004	50,000		50,250
RadioShack,
Notes, 7.375%, 2011	50,000		57,565
			107,815
Structured Index—14.5%
Morgan Stanley Trace Custody Receipts (TRACERS):
Ser. 2002-1, 5.878%, 2007	609,000	[b,d]	646,356
Ser. 2002-2, 7.719%, 2032	231,000	[b,d]	265,922
			912,278
Technology—2.0%
IBM,
Notes, 4.875%, 2006	100,000		104,875
InterActive,
Notes, 7%, 2013	18,000		19,617
			124,492
Telecommunications—5.3%
AT&T,
Sr. Notes, 8.05%, 2011	30,000		32,965

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Telecommunications (continued)
British Telecommunications,
Notes, 8.375%, 2010	26,000		30,988
Deutsche Telekom International Finance:
Notes, 8.25%, 2005	50,000		53,238
Notes, 9.25%, 2032	50,000		67,012
Motorola,
Sr. Notes, 8%, 2011	25,000		29,000
Qwest:
Bank Note, Ser. A, 6.5%, 2007	24,000	[c]	24,930
Bank Note, Ser. B, 6.95%, 2010	15,000	[c]	14,963
Sprint Capital,
Notes, 6%, 2007	36,000		38,291
Verizon Wireless Capital,
Notes, 5.375%, 2006	15,000		15,838
Vodafone,
Notes, 7.875%, 2030	20,000		23,966
			331,191
Textiles & Apparel—4.0%
Reebok International,
Debs., 2%, 2024	250,000	[a,b]	252,188
Transportation—.2%
Union Pacific,
Debs., 7.125%, 2028	10,000		11,031
U.S. Government—5.1%
U.S. Treasury Bonds,
5.375%, 2/15/2031	317,000		321,257
U.S. Government Agencies—.1%
Federal Home Loan Mortgage Corp.,
Multiclass Mortgage Participation Ctfs., REMIC,
Ser. 2518, Cl. 1B, 5.5%, 9/15/2021
(Interest Only Obligation)	479,072	[e]	3,743
Total Bonds and Notes
(cost $6,479,676)			6,462,376

12

Common Stocks—.3%			Shares		Value ($)

Technology;
Sun Microsystems
(cost $	27,891)		4,900		19,110

			Principal
Short-Term Investments—1.1%			Amount ($)		Value ($)

U.S. Treasury Bills:
.89%, 5/13/2004			50,000	[f]	49,989
1.0%, 7/29/2004			20,000	[f]	19,953
Total Short-Term Investments
(cost $	69,936)				69,942

Investment of Cash Collateral
for Securities Loaned—14.5%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	910,720)		910,720	[g]	910,720

Total Investments (cost $		7,488,223)	118.4%		7,462,148
Liabilities, Less Cash and Receivables			(18.4%)		(1,157,420)
Net Assets			100.0%		6,304,728
a All of these securities are on loan.At April 30, 2004, the total market value of the fund’s securities on loan is $885,919 and the total market value of the collateral held by the fund is $910,720.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2004, these securities amounted to $1,509,709 or 23.9% of net assets.

c	Variable rate security—interest rate subject to periodic change.
d	Security linked to a portfolio of debt securities.
e	Notional face amount shown.
f	Partially or wholly held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

See notes to financial statements.

The Fund 13

STATEMENT OF FINANCIAL FUTURES

April 30, 2004 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2004 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	2	221,000	June 2004	31
U.S. Treasury 30 Year Bond	2	214,188	June 2004	1,000
				1,031

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (Unaudited)
		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $885,919)—Note 1(c):
Unaffiliated issuers		6,577,503	6,551,428
Affiliated issuers		910,720	910,720
Receivable for investment securities sold			355,183
Dividends and interest receivable			102,055
Receivable for futures variation margin—Note 4			520
Prepaid expenses			21,409
			7,941,315

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)			6,364
Cash overdraft due to Custodian			428,639
Liability for securities on loan—Note 1(c)			910,720
Payable for investment securities purchased			277,033
Accrued expenses			13,831
			1,636,587

Net Assets ( $)			6,304,728

Composition of Net Assets ($):
Paid-in capital			6,290,903
Accumulated distributions in excess of investment income—net			(3,513)
Accumulated net realized gain (loss) on investments			42,382
Accumulated net unrealized appreciation (depreciation)
on investments (including $	1,031 net unrealized
appreciation on financial futures)			(25,044)

Net Assets ( $)			6,304,728
Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	4,159,898	798,444	729,319	617,067
Shares Outstanding	326,885	62,711	57,291	48,489

Net Asset Value Per Share ($)	12.73	12.73	12.73	12.73

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (Unaudited)
Investment Income ($):
Income:
Interest		146,201
Dividends:
Unaffiliated issuers		328
Affiliated issuers		1,111
Income from securities lending		230
Total Income		147,870
Expenses:
Management fee—Note 3(a)		19,872
Registration fees		31,281
Auditing fees		20,728
Shareholder servicing costs—Note 3(c)		8,311
Prospectus and shareholders’ reports		5,756
Distribution fees—Note 3(b)		4,588
Custodian fees—Note 3(c)		2,770
Trustees’ fees and expenses—Note 3(d)		804
Legal fees		667
Miscellaneous		7,177
Total Expenses		101,954
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)		(61,710)
Net Expenses		40,244
Investment Income—Net		107,626

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments		129,389
Net realized gain (loss) on financial futures		(94,891)
Net Realized Gain (Loss)		34,498
Net unrealized appreciation (depreciation) on investments
(including $	8,942 net unrealized appreciation on financial futures)	(85,320)
Net Realized and Unrealized Gain (Loss) on Investments		(50,822)
Net Increase in Net Assets Resulting from Operations		56,804

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Operations ($):
Investment income—net	107,626	216,702
Net realized gain (loss) on investments	34,498	362,816
Net unrealized appreciation
(depreciation) on investments	(85,320)	60,276
Net Increase (Decrease) in Net Assets
Resulting from Operations	56,804	639,794

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(82,114)	(156,952)
Class B shares	(11,411)	(20,418)
Class C shares	(10,448)	(18,425)
Class R shares	(12,016)	(24,117)
Net realized gain on investments:
Class A shares	(239,320)	—
Class B shares	(35,871)	—
Class C shares	(39,035)	—
Class R shares	(32,646)	—
Total Dividends	(462,861)	(219,912)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	311,423	3,881,156
Class B shares	170,680	613,580
Class C shares	67,475	866,180
Class R shares	—	545,000

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	311,243	156,227
Class B shares	46,174	20,303
Class C shares	42,620	18,128
Class R shares	44,507	24,050
Cost of shares redeemed:
Class A shares	(509,761)	(8,139)
Class B shares	(41,141)	(7,819)
Class C shares	(29,897)	(231,086)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	413,323	5,877,580
Total Increase (Decrease) in Net Assets	7,266	6,297,462

Net Assets ($):
Beginning of Period	6,297,462	—
End of Period	6,304,728	6,297,462
Undistributed (distributions in excess of)
investment income—net	(3,513)	4,850

18

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Capital Share Transactions:
Class Aa
Shares sold	23,327	308,289
Shares issued for dividends reinvested	23,805	11,706
Shares redeemed	(39,642)	(600)
Net Increase (Decrease) in Shares Outstanding	7,490	319,395

Class Ba
Shares sold	12,995	48,380
Shares issued for dividends reinvested	3,535	1,521
Shares redeemed	(3,142)	(578)
Net Increase (Decrease) in Shares Outstanding	13,388	49,323

Class C
Shares sold	5,029	66,939
Shares issued for dividends reinvested	3,263	1,359
Shares redeemed	(2,254)	(17,045)
Net Increase (Decrease) in Shares Outstanding	6,038	51,253

Class R
Shares sold	—	43,279
Shares issued for dividends reinvested	3,408	1,802
Net Increase (Decrease) in Shares Outstanding	3,408	45,081

a During the period ended April 30, 2004, 2,577 Class B shares representing $33,638 were automatically converted to 2,577 Class A shares.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2004	Year Ended
Class A Shares	(Unaudited)	October 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.54	12.50
Investment Operations:
Investment income—net[b]	.22	.54
Net realized and unrealized
gain (loss) on investments	(.07)	1.05
Total from Investment Operations	.15	1.59
Distributions:
Dividends from investment income—net	(.24)	(.55)
Dividends from net realized gain on investments	(.72)	—
Total Distributions	(.96)	(.55)
Net asset value, end of period	12.73	13.54

Total Return (%)[c]	1.19[d]	12.84

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.10[e]	1.10
Ratio of net investment income
to average net assets	3.37[e]	4.03
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	1.86[e]	1.96
Portfolio Turnover Rate	183.38[d]	801.26

Net Assets, end of period ($ x 1,000)	4,160	4,325
a From November 1, 2002 (commencement of operations) to October 31, 2003.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

20

	Six Months Ended
	April 30, 2004	Year Ended
Class B Shares	(Unaudited)	October 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.54	12.50
Investment Operations:
Investment income—net[b]	.19	.47
Net realized and unrealized
gain (loss) on investments	(.08)	1.05
Total from Investment Operations	.11	1.52
Distributions:
Dividends from investment income—net	(.20)	(.48)
Dividends from net realized gain on investments	(.72)	—
Total Distributions	(.92)	(.48)
Net asset value, end of period	12.73	13.54

Total Return (%)[c]	.92[d]	12.27

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.60[e]	1.60
Ratio of net investment income
to average net assets	2.86[e]	3.50
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	1.87[e]	1.96
Portfolio Turnover Rate	183.38[d]	801.26

Net Assets, end of period ($ x 1,000)	798	668
a From November 1, 2002 (commencement of operations) to October 31, 2003.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2004	Year Ended
Class C Shares	(Unaudited)	October 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.54	12.50
Investment Operations:
Investment income—net[b]	.17	.43
Net realized and unrealized
gain (loss) on investments	(.07)	1.06
Total from Investment Operations	.10	1.49
Distributions:
Dividends from investment income—net	(.19)	(.45)
Dividends from net realized gain on investments	(.72)	—
Total Distributions	(.91)	(.45)
Net asset value, end of period	12.73	13.54

Total Return (%)[c]	.74[d]	12.08

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.85[e]	1.85
Ratio of net investment income
to average net assets	2.61[e]	3.25
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	1.88[e]	1.98
Portfolio Turnover Rate	183.38[d]	801.26

Net Assets, end of period ($ x 1,000)	729	694
a From November 1, 2002 (commencement of operations) to October 31, 2003.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

22

	Six Months Ended
	April 30, 2004	Year Ended
Class R Shares	(Unaudited)	October 31, 2003[a]

Per Share Data ($):
Net asset value, beginning of period	13.54	12.50
Investment Operations:
Investment income—net[b]	.24	.57
Net realized and unrealized
gain (loss) on investments	(.08)	1.05
Total from Investment Operations	.16	1.62
Distributions:
Dividends from investment income—net	(.25)	(.58)
Dividends from net realized gain on investments	(.72)	—
Total Distributions	(.97)	(.58)
Net asset value, end of period	12.73	13.54

Total Return (%)	1.32[c]	13.12

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.85[d]	.85
Ratio of net investment income
to average net assets	3.61[d]	4.27
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	1.86[d]	1.94
Portfolio Turnover Rate	183.38[c]	801.26

Net Assets, end of period ($ x 1,000)	617	610
a From November 1, 2002 (commencement of operations) to October 31, 2003.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Corporate Bond Fund (the “fund”) is a separate diversified series of Dreyfus Premier Fixed Income Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2004, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held 313,290 Class A shares, 44,414 Class B shares, 44,257 Class C shares and 44,928 Class R shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

24

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit and includes such credits in interest income.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in

26

certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2003 was as follows: ordinary income $219,912. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, from November 1, 2003 through October 31, 2004, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .85% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $61,710 during the period ended April 30, 2004.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: management fees $3,276, Rule 12b-1 distribution plan fees $783, shareholder services plan fees $1,237, custodian fees $2,046 and transfer agency per account fees $47, which are offset against an expense reimbursement currently in effect in the amount of $1,025.

During the period ended April 30, 2004, the Distributor retained $394 from commissions earned on sales of the fund’s Class A shares and $195 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

28

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2004, Class B and Class C shares were charged $1,848 and $2,740, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2004, Class A, Class B and Class C shares were charged $5,667, $924 and $913, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2004, the fund was charged $512 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2004, the fund was charged $2,770 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager. During the period ended April 30, 2004, the fund derived $1,111 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures during the period ended April 30, 2004, amounted to $11,803,059 and $11,711,757, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2004, are set forth in the Statement of

30

Financial Futures.

At April 30, 2004, accumulated net unrealized depreciation on investments was $26,075, consisting of $101,747 gross unrealized appreciation and $127,822 gross unrealized depreciation.

At April 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 31

NOTES

For More Information

Dreyfus Premier
Corporate Bond Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 0569SA0404

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER FIXED INCOME FUNDS
By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	June, 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	June 25, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	June 25, 2004

EXHIBIT INDEX

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)